Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 126.5	€ 22.1
Right-of-use assets	197.9	99.0
Total cash outflow for leases	17.0	14.7	€ 4.8
Undiscounted potential future lease payments related to renewal options not included in lease liabilities until 2049	82.8	38.3
Advance payments
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 2.6	€ 10.8